CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2019
CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Schedule of cash, cash equivalents and restricted cash

	As of December 31,
	2019	2018	2017
Cash and cash equivalent	$12,241,339	$898,735	$182,632
Restricted cash-current	2,064,130	2,000,000	2,000,000
Restricted cash-non current	1,766,700	1,534,557	13,734
Total Cash and cash equivalent and Restricted cash	$16,072,169	$4,433,292	$2,196,366